Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Common stock	Other equity instruments	Additional paid in capital	Accumulated deficit	Accumulated other comprehensive income (loss)
Balance (in shares) at Dec. 31, 2015		64,380,819
Balance at Dec. 31, 2015	$ 71,627	$ 937,029	$ 16,460	$ 9,837	$ (859,317)	$ (32,382)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issue of common shares on exercise of share units (in shares)		845,491
Issuance of common shares on exercise of share units		$ 6,639	(6,639)
Issue of common shares in connection with acquisition (in shares)		44,882,782
Issuance of common shares in connection with acquisition	99,397	$ 98,742	655
Beneficial conversion feature on convertible debt	242			242
Stock-based compensation	10,450		10,450
Net loss for the year	(97,573)				(97,573)
Other comprehensive income (loss)	1,295					1,295
Balance (in shares) at Dec. 31, 2016		110,109,092
Balance at Dec. 31, 2016	85,438	$ 1,042,410	20,926	10,079	(956,890)	(31,087)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issue of common shares on exercise of share units (in shares)		2,045,617
Issuance of common shares on exercise of share units		$ 9,917	(9,917)
Issuance of common shares on public offering, net of costs incurred (in shares)		19,125,000
Issuance of common shares on public offering, net of costs incurred	25,953	$ 25,953
Stock-based compensation	5,238		5,238
Net loss for the year	(9,979)				(9,979)
Other comprehensive income (loss)	11,382					11,382
Balance (in shares) at Dec. 31, 2017		131,279,709
Balance at Dec. 31, 2017	118,032	$ 1,078,280	16,247	10,079	(966,869)	(19,705)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issue of common shares on exercise of share units (in shares)		2,101,190
Issuance of common shares on exercise of share units		$ 8,788	(8,788)
Stock-based compensation	5,489		5,489
Net loss for the year	(31,492)				(31,492)
Other comprehensive income (loss)	(1,353)					(1,353)
Balance (in shares) at Dec. 31, 2018		133,380,899
Balance at Dec. 31, 2018	$ 90,676	$ 1,087,068	$ 12,948	$ 10,079	$ (998,361)	$ (21,058)